ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net, consists of the following:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Accounts receivable	4,566	7,489	5,825
Less: allowance for expected credit losses	(78)	(78)	(61)
Accounts receivable, net	4,488	7,411	5,764

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for expected credit losses for the years ended December 31, 2024 and 2025 were as follows:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Balance at beginning of the year	23	78	61
Additions	55	-	-
Reversal	-	-	-
Balance at end of the year	78	78	61